Consolidated Statement of Changes in Equity (USD $)	Total	Comprehensive Income (Loss) [Member]	Common Stock [Member]	Treasury Stock [Member]	Retained Earnings [Member]	Unearned ESOP Shares [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Non-controlling Interest [Member]	Redeemable Non-controlling Interest [Member]
Balance at Dec. 31, 2008	$ 16,681,000,000		$ 11,179,000,000	$ (14,316,000,000)	$ 25,034,000,000	$ (200,000,000)	$ (5,934,000,000)	$ 918,000,000	$ 245,000,000
Comprehensive income (loss):
Net income	4,179,000,000	4,179,000,000			3,829,000,000			350,000,000
Redeemable non-controlling interest in subsidiaries' earnings	(17,000,000)							(17,000,000)	17,000,000
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	1,028,000,000	1,023,000,000					1,020,000,000	8,000,000	(5,000,000)
Change in pension and post-retirement benefit plans, net	1,073,000,000	1,073,000,000					1,073,000,000
Unrealized gain on available-for-sale securities, net	99,000,000	99,000,000					99,000,000
Change in unrealized cash flow hedging, net	255,000,000	255,000,000					255,000,000
Total other comprehensive income (loss), net		2,450,000,000
Comprehensive income		6,629,000,000
Common Stock issued under employee plans, net of tax benefit	618,000,000		634,000,000	8,000,000	(43,000,000)	19,000,000
Common Stock repurchased	(1,100,000,000)			(1,100,000,000)
Dividends on Common Stock	(1,356,000,000)				(1,356,000,000)
Dividends on ESOP Common Stock	(59,000,000)				(59,000,000)
Dividends attributable to non-controlling interest	(329,000,000)							(329,000,000)	(17,000,000)
Redeemable non-controlling interest accretion	(9,000,000)				(9,000,000)				9,000,000
Purchase of subsidiary shares from non-controlling interest	(92,000,000)		(67,000,000)					(25,000,000)	(3,000,000)
Acquired non-controlling interest	36,000,000							36,000,000	143,000,000
Other changes in non-controlling interest	(8,000,000)							(8,000,000)
Balance at Dec. 31, 2009	20,999,000,000		11,746,000,000	(15,408,000,000)	27,396,000,000	(181,000,000)	(3,487,000,000)	933,000,000	389,000,000
Comprehensive income (loss):
Net income	4,711,000,000	4,711,000,000			4,373,000,000			338,000,000
Redeemable non-controlling interest in subsidiaries' earnings	(24,000,000)							(24,000,000)	24,000,000
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	(13,000,000)	(18,000,000)					(13,000,000)	0	(5,000,000)
Change in pension and post-retirement benefit plans, net	(336,000,000)	(336,000,000)					(336,000,000)
Unrealized gain on available-for-sale securities, net	96,000,000	96,000,000					96,000,000
Change in unrealized cash flow hedging, net	(29,000,000)	(29,000,000)					(29,000,000)
Total other comprehensive income (loss), net		(287,000,000)
Comprehensive income		4,424,000,000
Common Stock issued under employee plans, net of tax benefit	725,000,000		746,000,000	7,000,000	(43,000,000)	15,000,000
Common Stock contributed to defined benefit pension plans	250,000,000		117,000,000	133,000,000
Common Stock repurchased	(2,200,000,000)			(2,200,000,000)
Dividends on Common Stock	(1,482,000,000)				(1,482,000,000)
Dividends on ESOP Common Stock	(62,000,000)				(62,000,000)
Dividends attributable to non-controlling interest	(338,000,000)							(338,000,000)	(19,000,000)
Redeemable non-controlling interest accretion	9,000,000				9,000,000				(9,000,000)
Purchase of subsidiary shares from non-controlling interest	(24,000,000)		(12,000,000)					(12,000,000)	(65,000,000)
Sale of subsidiary shares in non-controlling interest	38,000,000		0					38,000,000
Other changes in non-controlling interest	12,000,000							12,000,000	2,000,000
Balance at Dec. 31, 2010	22,332,000,000		12,597,000,000	(17,468,000,000)	30,191,000,000	(166,000,000)	(3,769,000,000)	947,000,000	317,000,000
Comprehensive income (loss):
Net income	5,374,000,000	5,374,000,000			4,979,000,000			395,000,000
Redeemable non-controlling interest in subsidiaries' earnings	(25,000,000)							(25,000,000)	25,000,000
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	(166,000,000)	(163,000,000)					(160,000,000)	(6,000,000)	3,000,000
Change in pension and post-retirement benefit plans, net	(1,485,000,000)	(1,485,000,000)					(1,485,000,000)
Unrealized gain on available-for-sale securities, net	30,000,000	30,000,000					30,000,000
Change in unrealized cash flow hedging, net	(106,000,000)	(106,000,000)					(106,000,000)
Total other comprehensive income (loss), net		(1,724,000,000)
Comprehensive income		3,650,000,000
Common Stock issued under employee plans, net of tax benefit	687,000,000		672,000,000	10,000,000	(9,000,000)	14,000,000
Common Stock contributed to defined benefit pension plans	450,000,000		227,000,000	223,000,000
Common Stock repurchased	(2,175,000,000)			(2,175,000,000)
Dividends on Common Stock	(1,602,000,000)				(1,602,000,000)
Dividends on ESOP Common Stock	(63,000,000)				(63,000,000)
Dividends attributable to non-controlling interest	(363,000,000)							(363,000,000)	(15,000,000)
Redeemable non-controlling interest accretion	(9,000,000)				(9,000,000)				9,000,000
Purchase of subsidiary shares from non-controlling interest	(73,000,000)		(54,000,000)					(19,000,000)	(2,000,000)
Sale of subsidiary shares in non-controlling interest	26,000,000		3,000,000					23,000,000	0
Other changes in non-controlling interest	(12,000,000)							(12,000,000)	21,000,000
Balance at Dec. 31, 2011	$ 22,820,000,000		$ 13,445,000,000	$ (19,410,000,000)	$ 33,487,000,000	$ (152,000,000)	$ (5,490,000,000)	$ 940,000,000	$ 358,000,000